SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting
Schedule of segment reporting

	March 31,
	2026		2025	2024
	Digital & Compute	Immuno-Oncology	Immuno-Oncology	Immuno-Oncology

Segment revenues	$97	$—	$—	$—

Segment expenses
Research and development	—	2,801	3,129	12,535
General and administrative expenses	16,344	3,855	4,254	5,664
Depreciation and amortization expense	193	—	35	54
Segment loss from operations	(16,440)	(6,656)	(7,418)	(18,253)
Change in fair value of warrant liability	1,097	1,786	(388)	6,868
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	—	—	—	11,305
Change in fair value of put rights, net of redemptions	(5,959)	—	—	—
Loss on revaluation of digital assets	(1,411)	—	—	—
Loss on revaluation of digital asset receivables	(2,349)	—	—	—
Realized loss on sale of digital assets	(1,700)	—	—	—
Realized loss on novation of digital asset receivables	(676)	—	—	—
Gain on settlement with Parexel - iOx CRO	—	—	946	—
Loss on Registered Direct Offering	—	—	—	(2,432)
Offering costs	—	—	—	(662)
Impairment loss - iOx IPR&D	—	—	—	(57,890)
Impairment loss - Tarus IPR&D	—	—	—	(23,615)
Impairment loss - Stimunity	—	—	—	(1,002)
Impairment loss - Saugatuck	—	—	—	(178)
Commitment fee under Committed Purchase Agreement	—	—	—	(839)
Gain on dissolution of investment in associate	—	—	—	27
Gain from sale of investment in public company	—	—	—	725
Impairment loss - investment in Compedica	—	(4,804)	—	—
Loss on revaluation of investment in Compedica	—	(182)	—	—
Change in fair value of TON payable to settle put rights exercised	51	—	—	—
Gain on settlement of TON payable	336	—	—	—
Loss on settlement of put right liability	(916)	—	—	—
Foreign exchange transaction (loss) gain	4	(5)	(7)	7
Interest (expense) income, net	(1,022)	8	86	242
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	$837	—	—	—
Share of losses from equity method investment	—	(44)	—	(233)
Segment loss before benefit for income taxes	(28,912)	(9,715)	(6,781)	(85,930)
Income tax benefit	—	—	3	10,548
Segment net loss	$(28,912)	$(9,715)	$(6,778)	$(75,382)